Keeley Gabelli SMID Cap Value Fund
Schedule of Investments—June 30, 2026 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 99.3%
Automotive  — 1.5%
6,073 Aptiv plc† .............................................................. $ 372,761
Banking  — 4.6%
12,898 Columbia Banking System Inc. .......................... 413,381
6,389 NCR Atleos Corp.† ............................................... 277,347
2,560 Wintrust Financial Corp. ..................................... 411,443
1,102,171
Broadcasting  — 1.5%
1,175 Nexstar Media Group Inc. .................................. 209,843
4,199 Versant Media Group Inc. ................................... 151,206
361,049
Building and Construction  — 6.7%
5,699 Amrize Ltd. ........................................................... 303,757
1,900 Everus Construction Group Inc.† ...................... 315,305
5,761 Fluor Corp.† .......................................................... 301,819
5,789 Fortune Brands Innovations Inc. ........................ 317,816
4,453 Knife River Corp.† ............................................... 372,493
1,611,190
Business Services  — 2.2%
8,715 Vontier Corp. ........................................................ 252,735
2,027 WEX Inc.† .............................................................. 285,989
538,724
Computer Software and Services  — 4.1%
50,620 Alight Inc., Cl. A ................................................... 28,347
16,283 Amentum Holdings Inc.† ................................... 336,570
25,675 NCR Voyix Corp.† ............................................... 209,765
1,550 TD SYNNEX Corp. .............................................. 414,377
989,059
Consumer Products  — 8.8%
5,138 Brunswick Corp. ................................................... 432,825
3,640 Hasbro Inc. ............................................................ 300,627
3,914 Kontoor Brands Inc. ............................................. 326,193
3,603 PVH Corp. ............................................................. 267,559
6,748 Spectrum Brands Holdings Inc. ......................... 578,641
5,189 Versigent plc† ....................................................... 217,990
2,123,835
Consumer Services  — 0.7%
1,180 Fedex Freight Holding Co. Inc.† ........................ 178,180
Containers and Packaging  — 1.4%
72,821 Ardagh Metal Packaging SA .............................. 345,172
Diversified Industrial  — 8.5%
1,201 Crane Co. ............................................................... 267,907
8,011 Crane NXT Co. ..................................................... 409,843
3,057 Esab Corp. ............................................................. 301,512
8,488 GXO Logistics Inc.† .............................................. 430,342
1,115 ITT Inc. ................................................................... 220,502
2,472 nVent Electric plc .................................................. 419,276
2,049,382
Electronics  — 2.5%
8,105 Ralliant Corp. ........................................................ 596,771
Energy and Utilities  — 13.8%
59,896 Algonquin Power & Utilities Corp. ................... 350,991
1,820 Chord Energy Corp. ............................................ 208,026
4,701 Evergy Inc. ............................................................. 406,307
2,597 Expand Energy Corp. .......................................... 236,820
Shares
Market
Value
4,721 International Seaways Inc. .................................. $ 361,581
18,680 MDU Resources Group Inc. ................................ 396,203
3,133 NRG Energy Inc. .................................................. 457,606
20,210 Sable Offshore Corp.† .......................................... 62,247
4,404 Southwest Gas Holdings Inc. ............................. 390,547
7,077 TechnipFMC plc ................................................... 469,205
3,339,533
Entertainment  — 2.1%
5,271 Atlanta Braves Holdings Inc., Cl. C† ................. 273,565
9,182 Seaport Entertainment Group Inc.† ................... 244,241
517,806
Financial Services  — 11.9%
6,979 Enact Holdings Inc. .............................................. 319,010
8,911 Equitable Holdings Inc. ....................................... 391,015
6,629 Firstsun Capital Bancorp† ................................... 257,072
3,590 Pinnacle Financial Partners Inc. ......................... 362,159
3,098 Popular Inc. ........................................................... 508,630
3,360 SouthState Bank Corp. ......................................... 335,664
7,292 Virtu Financial Inc., Cl. A .................................... 434,384
2,805 Voya Financial Inc. ............................................... 253,937
2,861,871
Food and Beverage  — 1.9%
4,050 Lamb Weston Holdings Inc. ............................... 174,879
7,217 Molson Coors Beverage Co., Cl. B ..................... 281,174
456,053
Health Care  — 8.5%
14,252 Concentra Group Holdings Parent Inc. ............ 423,997
9,049 Enovis Corp.† ....................................................... 187,314
783 GRAIL Inc.† .......................................................... 53,456
547 Labcorp Holdings Inc. ......................................... 153,160
17,284 Perrigo Co. plc ...................................................... 179,581
5,069 Solventum Corp.† ................................................ 391,073
1,925 The Ensign Group Inc. ......................................... 308,578
9,692 The Pennant Group Inc.† .................................... 358,119
2,055,278
Hotels and Gaming  — 0.9%
2,613 Wyndham Hotels & Resorts Inc. ....................... 220,041
Metals and Mining  — 3.2%
1,846 Kaiser Aluminum Corp. ...................................... 361,133
12,753 OR Royalties Inc. .................................................. 403,377
764,510
Real Estate  — 10.6%
10,782 CareTrust REIT Inc. ............................................. 435,054
5,330 Gaming and Leisure Properties Inc., REIT ....... 237,345
2,250 Lamar Advertising Co., Cl. A, REIT .................. 350,955
13,385 Millrose Properties Inc., REIT ............................ 402,219
16,394 Outfront Media Inc., REIT .................................. 537,067
8,132 Sila Realty Trust Inc., REIT ................................. 246,887
14,297 Strawberry Fields REIT Inc. ................................ 196,584
5,787 VICI Properties Inc., REIT ................................... 153,645
2,559,756
Retail  — 2.1%
8,880 Bath & Body Works Inc. ...................................... 205,394
3,724 Victoria's Secret & Co.† ....................................... 310,880
516,274

Keeley Gabelli SMID Cap Value Fund
Schedule of Investments (Continued)—June 30, 2026 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals  — 1.8%
4,762 Solstice Advanced Materials Inc. ....................... $ 421,913
TOTAL COMMON STOCKS ........................... 23,981,329
WARRANTS  — 0.0%
Energy and Utilities  — 0.0%
7,970 Electriq Power Holdings Inc., expire
07/31/28†(a) ........................................................ 0
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.7%
$ 160,000 U.S. Treasury Bill,
3.646%††, 09/10/26 ............................................ 158,853
TOTAL INVESTMENTS — 100.0%
(Cost $15,026,970) ............................................. $ 24,140,182
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
REIT Real Estate Investment Trust